Derivatives - Summary of Cash Flows are Expected to Occur (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of future net cash flow [Line Items]
Cash inflows	€ 11,388	€ 10,201
Cash outflows	4	4
Net cash flows	11,384	10,197
Not later than 1 year [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	598	535
Cash outflows	0	0
Net cash flows	598	535
1-5 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	2,572	2,158
Cash outflows	4	4
Net cash flows	2,569	2,154
Over 5 through 10 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	1,887	1,640
Cash outflows	0	0
Net cash flows	1,887	1,640
Over 10 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	6,331	5,868
Cash outflows	0	0
Net cash flows	€ 6,331	€ 5,868